Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share

	2017	2016	2015
Profit/(Loss) from operations attributable to equity holders of the Group	9,972	2,039	(5,593)
Weighted average number of shares in issue (thousands)	120,599	121,421	120,901
Basic earnings / (loss) per share from operations	0.083	0.017	(0.046)

	2017	2016	2015
Profit / (Loss) from operations attributable to equity holders of the Group	9,972	2,039	(5,593)
Weighted average number of shares in issue (thousands)	120,599	121,421	120,901
Adjustments for:
- Employee share options and restricted units (thousands)	1,604	1,695	1,445
Weighted average number of shares for diluted earnings per share (thousands)	122,203	123,116	122,346
Diluted earnings / (loss) per share from operations	0.082	0.017	(0.046)